2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of working capital, loss and deficit
	2024	2023	2022

Working capital (deficiency)	$ (214,915)	$ 497,881	$ 1,142,219
Loss for the year	(523,905)	(903,039)	(34,405,463)
Deficit	(76,353,600)	(75,829,695)	(74,926,656)